SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($)	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2020
Offering costs including underwriting, legal, accounting and other expenses incurred through the Initial Public Offering		$ 13,273,096
Unrecognized tax benefits		0
Amount accrued for interest and penalties		0
Cash, FDIC insured amount		$ 250,000
Dilutive securities		0
Offering costs allocated to warrant liability	$ 667,259	$ 667,259
Class A ordinary shares
Ordinary shares, shares subject to possible redemption		21,731,790
Class A ordinary shares | Warrant Liabilities
Exclusion of shares in the calculation of diluted income (loss) per share		18,100,000
Class A ordinary shares
Ordinary shares, shares subject to possible redemption		19,182,880	19,182,880